Label	Element	Value
Class F Prospectus | SIMT LARGE CAP GROWTH FUND
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
(the "Fund")

Supplement Dated June 23, 2023
to the Class F Shares Prospectus, dated January 31, 2023, as amended on March 24, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in Investment Strategy of the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the fifth sentence of the first paragraph is hereby deleted and replaced with the following:

The Fund will invest primarily in common stocks, preferred stocks, warrants, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and exchange-traded funds (ETFs), as well as forward contracts and swaps for hedging and speculative purposes.

In addition, also under the heading titled "Principal Investment Strategies," the following is hereby inserted as a new third paragraph:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities, including through forwards and swaps, believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

In addition, under the heading titled "Principal Investment Strategies," the current third paragraph (and, as revised, fourth paragraph) is hereby deleted and replaced with the following:

The Fund implements the investment recommendations of SIMC and certain of the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

There are no other changes to the Investment Strategy of the Fund.

Risk [Heading]	rr_RiskHeading	Change in Principal Risks of the Fund In the Fund Summary of the Fund, under the heading titled "Principal Risks," the following risks are hereby added immediately after "Exchange-Traded Funds Risk":
Risk Closing [Text Block]	rr_RiskClosingTextBlock	There are no other changes to the Principal Risks of the Fund. There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class F Prospectus | SIMT LARGE CAP GROWTH FUND | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — The Fund's use of forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.
Class F Prospectus | SIMT LARGE CAP GROWTH FUND | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.
Class F Prospectus | SIMT LARGE CAP GROWTH FUND | Long/Short Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Long/Short Risk — The Fund seeks long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.